Consolidated Statements of Cash Flows (Parenthetical) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Statement Of Cash Flows [Abstract]
Acquired cash	$ 3,278
Debt issuance costs		$ 637,407